Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Interest expense									$ (3,308)	$ (3,309)	$ (4,104)
Income tax benefit									6,619	4,781	3,162
Net income	$ 3,631	$ 3,680	$ 5,181	$ 4,725	$ 3,199	$ 3,253	$ 3,122	$ 3,171	17,217	12,745	9,528
Comprehensive income									15,375	12,297	13,728
CBI[Member]
Condensed Financial Statements, Captions [Line Items]
Dividends from bank subsidiaries										14,226	7,339
Interest expense									(884)	(760)	(777)
Pension expense									(184)	(388)	(397)
Other expense, net									(920)	(1,755)	(1,150)
Income (loss) before equity in undistributed net earnings of subsidiaries									(1,988)	11,323	5,015
Income tax benefit									676	959	763
Equity in undistributed net earnings of subsidiaries									18,529	463	3,750
Net income									17,217	12,745	9,528
Comprehensive income									$ 15,375	$ 12,297	$ 13,728